Per Share Data - Additional Information (Detail) - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Officer's Compensation Board Incentive Plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares held for incentive plans, to be deducted in calculation of the weighted-average shares for EPS computation	1,740,314	1,946,561	2,092,595
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted EPS	0	192,000	2,697,000